Other liabilities	12 Months Ended
Dec. 31, 2025
Miscellaneous liabilities [abstract]
Other liabilities	Other liabilities
The Group’s other liabilities as of December 31, 2025 and 2024 consisted of:

	December 31, 2025	December 31, 2024
Lease liabilities ................................................................................................................................	$80	$87
Commercial agreement liabilities ................................................................................................	40	31
Income and payroll tax payables .................................................................................................	28	32
Provisions ..........................................................................................................................................	13	6
Card scheme liabilities ...................................................................................................................	54	46
Payable to SPV[1] ...............................................................................................................................	44	15
Other liabilities .................................................................................................................................	99	38
Total ...................................................................................................................................................	$358	$255
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[1] Refer to Note 16 for further details on payable to SPV.
Lease liabilities
For information on the contractual maturity of lease liabilities refer to Note 9.
Commercial agreement liabilities
Commercial agreement liabilities represent unpaid costs relating to commercial agreement assets.
Provisions
The Group recognizes provisions for present obligations arising from past events when payment of the obligations is probable and can be reliably estimated. Provisions primarily consist of consumer refund commitment, and pending legal and tax litigation. Changes in provisions were immaterial in 2025 and 2024.
Klarna offers a Buyer Protection Policy, pursuant to which the Group reimburses consumers in certain circumstances, including where a merchant does not adequately resolve a purchase return for purchases made using a Klarna payment method. The Group recognizes a provision for the expected unrecovered portion of such reimbursements. The total gross transaction value covered by the Buyer Protection Policy as at December 31, 2025 and 2024 was $889 million and $778 million, respectively, which, while not representing a liability, contingent liability, or commitment, represents the underlying exposure used in measuring the related provision.
From time to time, we are involved in various legal, arbitration, dispute and administrative proceedings arising in the ordinary course of our business where the probability of an outflow is considered remote. If, contrary to the Group’s expectations, a future obligation were to arise from such matters pending as of
December 31, 2025, the aggregate outcomes could total up to potential of $130 million.
Card scheme liabilities
Card scheme liabilities relate to card processing fees owed by the Company to card payment networks or third parties for facilitating and processing transactions.